REVENUE AND EXPENSES (Details 4) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Gambling taxes	€ 11,693	€ 11,154
Leases	23	11
Utilities, repairs and maintenance	273	536
Professional services and other expenses	34,847	31,472
Casino license royalties	5,137	4,052
Marketing expenses	49,829	46,092
Total	€ 101,802	€ 93,317